UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA INCOME STOCK FUND - SEMIANNUAL REPORT FOR PERIOD ENDING
JANUARY 31, 2004



[LOGO OF USAA]
   USAA(R)

                   USAA INCOME STOCK Fund

                             [GRAPHIC OF USAA INCOME STOCK FUND]

                   S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

   Portfolio of Investments                                                 12

   Notes to Portfolio of Investments                                        25

   Financial Statements                                                     26

   Notes to Financial Statements                                            29

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                         THE UNCERTAINTY ABOUT THE TIMING OF
                                       AN INTEREST RATE INCREASE AND THE GROWTH
[PHOTO OF CHRISTOPHER W. CLAUS]         OPPORTUNITIES IN THE EQUITY MARKETS ARE
                                           TWO MORE GOOD REASONS TO HAVE USAA
                                              HELPING YOU MANAGE YOUR MONEY.

                                                          "
--------------------------------------------------------------------------------

                 This year is shaping up to be very interesting for investors. At the time of this writing in early March, our country is in the early stages of a spirited presidential campaign. We remain watchful to see if the Federal Reserve Board (the Fed) will raise short-term interest rates from their record lows. Although the Fed remains "patient," it has put the financial markets on notice that its monetary stance could change. In determining when to raise rates, it is likely to consider three issues: whether new jobs are being created - and from the government's payroll numbers, new jobs are scarce - how much slack or capacity exists in the economy, and whether inflation is steady or increasing. No one can predict the future, but if there are any rate increases in 2004, they will likely be modest.

                 In the equity market, prices have risen steadily since March 2003, and it's possible that earnings may need to catch up to valuations. However, some of the factors that have contributed to higher stock prices persist. The forecast for gross domestic product (GDP) growth in 2004 is roughly 4%. (The U.S. GDP is the total market value of all goods and services produced in the country.) Low interest rates continue to make money cheap to borrow, and strong gains in productivity continue to help drive corporate earnings.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In 2003, the lower cost of borrowing money and easy access to these funds seems to have allowed the stocks of lower-quality companies - some on the verge of bankruptcy - to recover and, in many cases, outperform the stocks of higher-quality companies. I believe this situation is not sustainable over time. There are already signs that investors are rotating into companies with less perceived risk - in other words, companies with quality balance sheets, strong free cash flows, competitive products and services, and better valuations.

                 In this environment, our seasoned investment teams - located throughout the United States - will continue working hard with the goal of producing quality results and a good risk-adjusted return for you. The uncertainty about the timing of an interest rate increase and the growth opportunities in the equity markets are two more good reasons to have USAA helping manage your money. As always, we remain committed to providing you with USAA quality service and no-load mutual funds that have no excessive fees, sales loads, 12b-1 fees, or long-term contractual plans.

                 We thank you for your trust and the opportunity to serve you.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME STOCK FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Current income with the prospect of increasing dividend income and the potential for capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally invests at least 80% of the Fund's assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends.

--------------------------------------------------------------------------------
                                      1/31/04                      7/31/03
--------------------------------------------------------------------------------
Net Assets                        $1,829.8 Million            $1,520.7 Million
Net Asset Value Per Share             $15.64                        $13.14

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
--------------------------------------------------------------------------------

7/31/03 TO 1/31/04*        1 YEAR           5 YEARS             10 YEARS
       20.10%              32.78%            2.42%                8.67%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                               LIPPER EQUITY     LIPPER EQUITY       USAA
            RUSSELL 1000       INCOME FUNDS      INCOME FUNDS    INCOME STOCK
            VALUE INDEX           AVERAGE           INDEX            FUND
            ------------       -------------     -------------   ------------
 1/31/1994   $10000.00           $10000.00        $10000.00       $10000.00
 2/28/1994     9658.99             9730.25          9752.01         9814.18
 3/31/1994     9298.94             9354.49          9362.15         9337.06
 4/30/1994     9477.24             9491.71          9484.73         9483.83
 5/31/1994     9586.87             9583.99          9592.92         9546.73
 6/30/1994     9357.22             9443.46          9452.08         9337.25
 7/31/1994     9648.61             9706.60          9718.84         9563.95
 8/31/1994     9926.14            10010.96         10042.32        10052.78
 9/30/1994     9597.25             9824.62          9852.20         9889.08
10/31/1994     9731.12             9896.56          9905.57         9874.51
11/30/1994     9338.76             9546.35          9534.94         9495.59
12/31/1994     9447.23             9629.18          9608.41         9656.26
 1/31/1995     9738.04             9854.83          9780.11         9855.89
 2/28/1995    10123.48            10173.42         10094.95        10151.64
 3/31/1995    10346.20            10397.67         10332.98        10402.53
 4/30/1995    10673.36            10637.61         10580.51        10664.84
 5/31/1995    11121.69            10981.39         10904.96        11054.56
 6/30/1995    11272.34            11093.28         11049.54        11159.48
 7/31/1995    11664.77            11360.76         11352.40        11364.59
 8/31/1995    11829.62            11498.51         11492.26        11546.91
 9/30/1995    12257.42            11909.58         11849.94        11920.23
10/31/1995    12135.71            11806.42         11682.21        11678.39
11/30/1995    12750.35            12320.40         12174.28        12082.49
12/31/1995    13070.82            12684.23         12474.67        12419.97
 1/31/1996    13478.07            12983.89         12759.79        12673.60
 2/29/1996    13579.99            13043.22         12852.84        12784.56
 3/31/1996    13810.88            13206.85         13014.35        12974.60
 4/30/1996    13863.96            13325.19         13133.61        12958.56
 5/31/1996    14037.32            13522.53         13327.90        13231.20
 6/30/1996    14048.79            13571.03         13347.54        13304.46
 7/31/1996    13517.87            13096.97         12910.81        12866.12
 8/31/1996    13904.47            13411.77         13202.63        13117.76
 9/30/1996    14457.17            13873.15         13687.85        13438.01
10/31/1996    15016.16            14184.99         14011.49        13919.45
11/30/1996    16105.03            14941.58         14812.01        14606.34
12/31/1996    15899.56            14851.15         14716.49        14742.75
 1/31/1997    16670.32            15371.98         15255.11        15142.85
 2/28/1997    16915.24            15582.51         15465.14        15377.69
 3/31/1997    16307.05            15126.80         14964.57        14792.52
 4/30/1997    16992.16            15565.49         15409.78        14766.14
 5/31/1997    17941.38            16411.15         16297.42        15584.03
 6/30/1997    18711.06            17019.41         16913.33        16068.04
 7/31/1997    20118.76            18027.52         17932.27        16913.26
 8/31/1997    19401.98            17429.91         17358.51        16726.42
 9/30/1997    20574.64            18260.05         18239.13        17666.32
10/31/1997    19999.74            17767.18         17703.92        17368.15
11/30/1997    20884.02            18385.51         18290.85        18178.79
12/31/1997    21493.65            18839.91         18712.87        18721.96
 1/31/1998    21189.50            18776.35         18704.61        18415.51
 2/28/1998    22616.02            19742.68         19714.85        19114.59
 3/31/1998    23999.30            20687.52         20607.46        20034.94
 4/30/1998    24159.80            20665.34         20596.49        19687.17
 5/31/1998    23801.59            20384.08         20342.77        19687.17
 6/30/1998    24106.61            20561.28         20508.18        19881.19
 7/31/1998    23681.17            20051.10         19980.04        19159.65
 8/31/1998    20157.01            17797.88         17570.21        17248.56
 9/30/1998    21313.95            18788.41         18473.58        18279.62
10/31/1998    22964.94            19866.92         19566.14        18689.94
11/30/1998    24034.85            20689.86         20394.35        19613.15
12/31/1998    24852.90            21218.66         20916.82        20237.97
 1/31/1999    25051.37            21085.15         20889.85        20382.75
 2/28/1999    24697.77            20669.94         20502.86        19679.54
 3/31/1999    25208.88            21087.56         20935.54        20195.67
 4/30/1999    27563.39            22629.80         22422.40        21682.79
 5/31/1999    27260.42            22436.97         22108.63        21610.00
 6/30/1999    28051.88            23109.56         22805.59        22435.53
 7/31/1999    27230.62            22545.50         22229.69        21660.81
 8/31/1999    26219.97            22005.82         21710.86        21221.10
 9/30/1999    25303.70            21247.73         20942.44        20678.36
10/31/1999    26760.11            22085.55         21647.69        21368.00
11/30/1999    26550.82            21903.41         21526.37        20842.56
12/31/1999    26679.02            22052.64         21792.72        20735.82
 1/31/2000    25808.67            21425.06         20966.31        20142.70
 2/29/2000    23891.20            20196.67         19785.95        18572.69
 3/31/2000    26806.23            22108.84         21616.60        20923.27
 4/30/2000    26494.29            22011.86         21452.65        20852.94
 5/31/2000    26773.62            22398.68         21776.98        21532.80
 6/30/2000    25549.98            21822.61         21308.35        20850.65
 7/31/2000    25869.96            21926.87         21431.81        20827.02
 8/31/2000    27309.40            23172.71         22688.76        21937.48
 9/30/2000    27559.48            23231.83         22638.37        21791.85
10/31/2000    28236.44            23661.16         23114.46        22281.83
11/30/2000    27188.34            22889.86         22301.97        21804.09
12/31/2000    28550.48            24028.45         23419.19        22980.05
 1/31/2001    28660.29            24106.23         23612.81        22967.71
 2/28/2001    27863.31            23436.94         22825.13        22412.64
 3/31/2001    26878.71            22708.85         21990.14        22069.43
 4/30/2001    28196.89            23848.10         23132.37        23136.90
 5/31/2001    28830.29            24252.67         23534.02        23596.17
 6/30/2001    28190.87            23641.04         22949.68        22703.07
 7/31/2001    28130.94            23657.12         22924.73        23027.76
 8/31/2001    27004.14            22935.64         22168.03        22353.41
 9/30/2001    25103.56            21518.84         20640.89        20821.85
10/31/2001    24887.51            21529.57         20746.81        20570.37
11/30/2001    26334.37            22577.23         21817.57        21450.52
12/31/2001    26954.62            22973.85         22200.94        22020.11
 1/31/2002    26746.93            22754.95         21983.12        21810.76
 2/28/2002    26789.88            22873.08         22015.45        21889.27
 3/31/2002    28057.31            23745.24         22849.76        22832.12
 4/30/2002    27095.07            22993.20         22071.10        22056.15
 5/31/2002    27230.90            22986.69         22090.07        22227.13
 6/30/2002    25667.38            21610.83         20704.04        20856.66
 7/31/2002    23281.37            19872.57         19041.34        18888.55
 8/31/2002    23457.16            20003.84         19182.08        18796.09
 9/30/2002    20848.99            17963.78         17185.63        16659.02
10/31/2002    22393.61            18990.88         18226.98        17389.09
11/30/2002    23804.36            20069.18         19272.64        18437.75
12/31/2002    22770.41            19345.69         18552.55        17836.06
 1/31/2003    22219.17            18831.96         18036.24        17302.56
 2/28/2003    21626.82            18378.58         17590.59        16898.83
 3/31/2003    21662.72            18388.16         17615.82        16831.90
 4/30/2003    23569.56            19806.11         18965.10        17948.22
 5/31/2003    25090.98            21005.14         20103.85        19021.06
 6/30/2003    25404.72            21258.97         20314.01        19203.00
 7/31/2003    25782.99            21494.70         20540.66        19130.20
 8/31/2003    26184.76            21826.56         20845.87        19465.06
 9/30/2003    25929.29            21678.75         20705.93        19465.32
10/31/2003    27516.12            22778.89         21737.42        20723.03
11/30/2003    27889.41            23060.15         22008.50        21132.52
12/31/2003    29608.49            24421.74         23343.85        22431.45
 1/31/2004    30129.15            24778.12         23706.58        22974.97

                                   [END CHART]

                      DATA FROM 1/31/94 THROUGH 1/31/04.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund to the following benchmarks:

                    o The Russell 1000(R) Value Index, which measures the
                      performance of companies within the Russell 1000 Index that have lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures stock performance of the 1,000 largest companies in the Russell 3000(R) Index.

                    o The Lipper Equity Income Funds Average, an average
                      performance level of all mixed equity and income funds, as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

                    o The Lipper Equity Income Funds Index, which tracks the
                      total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

ROBERT SOUCY
  Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the six-month period ended January 31, 2004, the USAA Income Stock Fund had a total return of 20.10%. This compares to a return of 15.41% for the Lipper Equity Income Funds Index and 16.85% for the Russell 1000 Value Index.

                 We note that this marks a positive turnaround in the Fund's performance under the new subadviser (since July 12, 2003), Grantham, Mayo, Van Otterloo & Co. LLC (GMO).

                 The Fund is listed as a Lipper Leader for preservation and expense among 7,019 and 155 funds, respectively, within the Lipper Equity Income Funds category for the three-year period ending January 31, 2004. The Fund was rated for preservation among 4,830 and 1,437 funds in the Equity Income Funds category for the five- and 10-year periods, respectively, ending January 31, 2004. The Fund was rated for expense among 137

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF JANUARY 31, 2004. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED INCOME FUNDS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JANUARY 31, 2004. THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 and 53 funds in the Equity Income Funds category for the five- and 10-year periods, respectively, ending January 31, 2004. Ratings are based on an equal-weighted average of percentile ranks for the preservation and expense metrics over three-, five-, and 10-year periods (if applicable).

                     [LOGO OF LIPPER LEADER]    [LOGO OF LIPPER LEADER]
                          PRESERVATION                  EXPENSE

WHAT LED TO THE STRONG PERFORMANCE RELATIVE TO THE FUND'S PEERS AND THE RUSSELL 1000 VALUE INDEX?

                 The biggest contributor to performance was the fact that we were significantly underweight in the financials sector throughout the reporting period relative to the Russell 1000 Value Index. Our process favors companies with low debt and stable profitability, and many financial companies, particularly banks, tend to be of lower quality and are highly leveraged. We did have some exposure to financials - holdings FleetBoston Financial Corp., Countrywide Financial Corp., and Morgan Stanley contributed positively to performance. But just as important was the fact that we avoided American International Group Inc. (AIG) and were significantly underweight in Bank of America Corp., both of which performed poorly.

WHAT WAS THE FUND'S BIGGEST SECTOR OVERWEIGHT?

                 Health care, which had a negative impact on performance as the sector lagged during the reporting period. Our overweight stance was based on the fact that many of these are high-quality stocks with low debt and strong profitability. Pfizer, Inc., one of the Fund's largest holdings, had a slightly negative impact on overall performance, while Merck & Co., Inc. had the biggest negative impact of any stock in the Fund.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-24.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT OTHER SECTORS HAD A SIGNIFICANT IMPACT ON PERFORMANCE?

                 Our consumer staples holdings did quite well, led by Altria Group, Inc. and R.J. Reynolds Tobacco Holding, Inc. Autos and transportation also contributed positively, fueled by strong performance from General Motors Corp. Although we were slightly overweight in technology during a strong period for the sector, our stock selection within technology wasn't particularly strong, because we didn't own some of the best performers, primarily because we had issues with their quality.

HOW WAS THE FUND POSITIONED MOVING INTO FEBRUARY 2004?

                 Our biggest overweight was in utilities, based on the fact that we've been increasing our exposure to telecommunications companies. We believe that SBC Communications, Inc., Verizon Communications, Inc., and BellSouth Corp. have attractive valuations. Our largest underweight continued to be in financials.

WHAT'S YOUR OUTLOOK?

                 During the reporting period, we saw a rising tide lift all boats, with some of the best performance coming from lower-quality stocks. It's our belief that investors will gravitate back to looking at valuation, helping value stocks provide a more stable return for the remainder of 2004. Our overweight stance in utilities, health care, and transportation and autos reflects a somewhat defensive posture as we attempt to add higher quality stocks to the portfolio.

                 We thank you, the Fund's shareholders, for the opportunity to invest on your behalf.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------------------
                  TOP 10 EQUITY HOLDINGS
                     (% of Net Assets)
----------------------------------------------------------

SBC Communications, Inc.                              3.3%

Pfizer, Inc.                                          3.1%

Citigroup, Inc.                                       3.0%

Altria Group, Inc.                                    2.9%

J.P. Morgan Chase & Co.                               2.6%

General Motors Corp.                                  2.3%

ConocoPhillips                                        2.0%

Fannie Mae                                            2.0%

Merck & Co., Inc.                                     1.8%

Verizon Communications, Inc.                          1.7%
----------------------------------------------------------

----------------------------------------------------------
                     TOP 10 INDUSTRIES*
                     (% of Net Assets)
----------------------------------------------------------

Integrated Telecommunication Services                 9.0%

Pharmaceuticals                                       7.0%

Thrifts & Mortgage Finance                            6.0%

Integrated Oil & Gas                                  4.5%

Electric Utilities                                    4.4%

Tobacco                                               4.2%

Regional Banks                                        3.4%

Automobile Manufacturers                              3.2%

Other Diversified Financial Services                  3.0%

Multi-Utilities & Unregulated Power                   2.8%
----------------------------------------------------------

* EXCLUDING MONEY MARKET INSTRUMENTS.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-24.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               COMMON STOCKS AND RIGHTS (99.8%)

               ADVERTISING (0.1%)
  102,900      Catalina Marketing Corp.*                                            $   1,965
                                                                                    ---------
               AEROSPACE & DEFENSE (2.2%)
  315,700      Boeing Co.                                                              13,180
  241,900      Goodrich Corp.                                                           7,463
  371,800      Honeywell International, Inc.                                           13,429
   25,200      Northrop Grumman Corp.                                                   2,437
   93,600      Precision Castparts Corp.                                                4,380
                                                                                    ---------
                                                                                       40,889
                                                                                    ---------
               AIRLINES (0.6%)
  269,900      AMR Corp. *(a)                                                           4,427
  126,800      Continental Airlines, Inc.*                                              1,977
  296,600      Delta Air Lines, Inc.*                                                   3,114
   68,500      Northwest Airlines Corp.*(a)                                               782
                                                                                    ---------
                                                                                       10,300
                                                                                    ---------
               ALUMINUM (0.5%)
  270,600      Alcoa, Inc.                                                              9,249
                                                                                    ---------
               APPAREL, ACCESSORIES, & LUXURY GOODS (0.5%)
  197,400      Jones Apparel Group, Inc.                                                6,726
   42,500      V F Corp.(a)                                                             1,806
                                                                                    ---------
                                                                                        8,532
                                                                                    ---------
               APPAREL RETAIL (0.1%)
   14,400      American Eagle Outfitters, Inc.*                                           268
   32,700      Foot Locker, Inc.                                                          809
                                                                                    ---------
                                                                                        1,077
                                                                                    ---------
               APPLICATION SOFTWARE (0.1%)
  104,100      Siebel Systems, Inc.*                                                    1,388
                                                                                    ---------
               ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
  153,500      Allied Capital Corp.(a)                                                  4,439
  133,800      American Capital Strategies Ltd.                                         4,284
   95,700      Bank of New York, Inc.                                                   3,039
   28,800      Northern Trust Corp.                                                     1,368
                                                                                    ---------
                                                                                       13,130
                                                                                    ---------

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USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               AUTO PARTS & EQUIPMENT (0.8%)
   169,500     ArvinMeritor, Inc.                                                   $   3,763
   180,600     Delphi Corp.                                                             1,911
   133,000     Johnson Controls, Inc.                                                   7,827
   196,500     Visteon Corp.                                                            2,102
                                                                                    ---------
                                                                                       15,603
                                                                                    ---------
               AUTOMOBILE MANUFACTURERS (3.2%)
 1,180,100     Ford Motor Co.                                                          17,158
   844,300     General Motors Corp.(a)                                                 41,945
                                                                                    ---------
                                                                                       59,103
                                                                                    ---------
               BIOTECHNOLOGY (0.0%)(f)
    31,900     Millennium Pharmaceuticals, Inc.*                                          563
                                                                                    ---------
               BROADCASTING & CABLE TV (1.0%)
   172,300     Comcast Corp. "A"*                                                       5,677
    61,800     Cox Communications, Inc. "A"*(a)                                         2,117
   101,500     Hughes Electronics Corp.*                                                1,699
   489,700     Liberty Media Corp. "A"*                                                 5,700
   199,200     UnitedGlobalCom, Inc. "A"*                                               1,893
    32,116     UnitedGlobalCom, Inc. Rights*                                              108
    78,400     XM Satellite Radio Holdings, Inc. "A"*(a)                                1,850
                                                                                    ---------
                                                                                       19,044
                                                                                    ---------
               BUILDING PRODUCTS (0.1%)
    48,500     York International Corp.                                                 1,850
                                                                                    ---------
               CASINOS & GAMING (0.2%)
    73,000     GTECH Holdings Corp.                                                     4,059
                                                                                    ---------
               COMMERCIAL PRINTING (0.2%)
   105,500     R.R. Donnelley & Sons Co.                                                3,297
                                                                                    ---------
               COMMUNICATIONS EQUIPMENT (2.1%)
   233,900     Adaptec, Inc.*                                                           2,192
   180,600     Avaya, Inc.*                                                             3,139
    35,900     Avocent Corp.*                                                           1,312
   145,700     Cisco Systems, Inc.*                                                     3,736
   131,500     Comverse Technology, Inc.*                                               2,314
   944,000     Corning, Inc.*                                                          12,196

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USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
   57,200      Juniper Networks, Inc.*                                              $   1,652
  312,300      Motorola, Inc.                                                           5,178
   42,400      Polycom, Inc.*                                                           1,004
   57,200      Scientific-Atlanta, Inc.                                                 1,936
  383,500      Tellabs, Inc.*                                                           3,797
                                                                                   ----------
                                                                                       38,456
                                                                                   ----------
               COMPUTER HARDWARE (2.3%)
1,176,200      Hewlett-Packard Co.                                                     27,982
  108,200      IBM Corp.                                                               10,737
  548,900      Sun Microsystems, Inc.*                                                  2,914
                                                                                   ----------
                                                                                       41,633
                                                                                   ----------
               COMPUTER STORAGE & PERIPHERALS (0.4%)
  436,800      EMC Corp.*                                                               6,133
   99,900      Maxtor Corp.*                                                              924
   33,800      Storage Technology Corp.*                                                  980
                                                                                   ----------
                                                                                        8,037
                                                                                   ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
  104,400      Caterpillar, Inc.                                                        8,157
   75,100      Cummins, Inc.                                                            3,810
   36,800      PACCAR, Inc.                                                             2,893
                                                                                   ----------
                                                                                       14,860
                                                                                   ----------
               CONSTRUCTION MATERIALS (0.3%)
  145,300      Lafarge North America, Inc.                                              6,219
                                                                                   ----------
               CONSUMER FINANCE (1.6%)
  175,400      Capital One Financial Corp.                                             12,467
  476,700      MBNA Corp.                                                              12,852
  231,300      Providian Financial Corp.*                                               3,167
                                                                                   ----------
                                                                                       28,486
                                                                                   ----------
               DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
  171,900      Ceridian Corp.*                                                          3,534
   29,700      CheckFree Corp.*                                                           932
  467,800      Electronic Data Systems Corp.(a)                                        11,209
   46,800      SABRE Holdings Corp. "A"                                                   988
                                                                                   ----------
                                                                                       16,663
                                                                                   ----------

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USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               DEPARTMENT STORES (2.0%)
  110,600      Dillard's, Inc. "A"                                                  $   1,876
   96,500      Federated Department Stores, Inc.                                        4,582
  122,100      J.C. Penney Co., Inc.                                                    3,197
  185,500      May Department Stores Co.                                                6,103
   57,200      Neiman Marcus Group, Inc. "A"                                            3,157
  404,600      Sears, Roebuck & Co.                                                    17,903
                                                                                   ----------
                                                                                       36,818
                                                                                   ----------
               DIVERSIFIED BANKS (2.8%)
   47,000      Bank of America Corp.                                                    3,829
  260,400      Comerica, Inc.                                                          14,871
  530,300      FleetBoston Financial Corp.                                             23,641
  177,900      Wachovia Corp.                                                           8,226
                                                                                   ----------
                                                                                       50,567
                                                                                   ----------
               DIVERSIFIED CAPITAL MARKETS (2.5%)
1,202,700      J.P. Morgan Chase & Co.                                                 46,773
                                                                                   ----------
               DIVERSIFIED CHEMICALS (0.2%)
   91,800      FMC Corp.*                                                               3,139
                                                                                   ----------
               DIVERSIFIED COMMERCIAL SERVICES (1.1%)
  907,200      Cendant Corp.*                                                          20,548
                                                                                   ----------
               ELECTRIC UTILITIES (4.4%)
  232,500      Allegheny Energy, Inc.*                                                  2,934
   77,900      Alliant Energy Corp.                                                     2,017
   28,500      Ameren Corp.                                                             1,376
  284,100      American Electric Power Co., Inc.                                        9,276
  641,000      CenterPoint Energy, Inc.                                                 6,730
  119,000      CMS Energy Corp.*                                                        1,045
   98,300      Consolidated Edison, Inc.                                                4,308
   33,500      DTE Energy Co.                                                           1,310
  136,400      Duquesne Light Holdings, Inc.(a)                                         2,597
  107,400      Edison International                                                     2,363
   64,900      FirstEnergy Corp.                                                        2,435
   55,700      FPL Group, Inc.                                                          3,662
   99,000      Great Plains Energy, Inc.(a)                                             3,289

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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
   62,600      IDACORP, Inc.(a)                                                     $   1,928
  169,200      OGE Energy Corp.                                                         4,134
  264,800      PG&E Corp.*                                                              7,110
   62,900      Pinnacle West Capital Corp.                                              2,469
   35,400      PNM Resources, Inc.                                                      1,066
  137,600      PPL Corp.                                                                6,291
  121,300      Puget Energy, Inc.                                                       2,866
  341,000      Teco Energy, Inc.                                                        4,866
  108,400      TXU Corp.                                                                2,602
  229,500      XCEL Energy, Inc.                                                        3,975
                                                                                    ---------
                                                                                       80,649
                                                                                    ---------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
  160,600      Rockwell Automation, Inc.                                                5,231
                                                                                    ---------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
  148,000      Agilent Technologies, Inc.*                                              5,455
   93,700      PerkinElmer, Inc.                                                        1,935
   49,400      Symbol Technologies, Inc.                                                  855
                                                                                    ---------
                                                                                        8,245
                                                                                    ---------
               ELECTRONIC MANUFACTURING SERVICES (0.4%)
  171,800      Kemet Corp.*                                                             2,611
  299,800      Sanmina-SCI Corp.*                                                       3,931
                                                                                    ---------
                                                                                        6,542
                                                                                    ---------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
  111,000      Monsanto Co.                                                             3,395
                                                                                    ---------
               FOOD RETAIL (1.1%)
  258,100      Albertson's, Inc.(a)                                                     6,029
   85,000      Kroger Co.*                                                              1,575
  499,400      Safeway, Inc.*                                                          11,282
   29,000      SUPERVALU, Inc.                                                            838
                                                                                    ---------
                                                                                       19,724
                                                                                    ---------
               GAS UTILITIES (0.5%)
   46,100      Kinder Morgan, Inc.                                                      2,720
   36,000      NICOR, Inc.                                                              1,193
  153,000      Sempra Energy                                                            4,765
   36,400      UGI Corp.                                                                1,174
                                                                                    ---------
                                                                                        9,852
                                                                                    ---------

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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               HEALTH CARE DISTRIBUTORS (0.0%)(F)
   23,100      McKesson Corp.                                                       $     679
                                                                                    ---------
               HEALTH CARE EQUIPMENT (0.5%)
  149,300      Guidant Corp.                                                            9,537
                                                                                    ---------
               HOME IMPROVEMENT RETAIL (1.5%)
  789,500      Home Depot, Inc.                                                        28,004
                                                                                    ---------
               HOMEBUILDING (2.1%)
   67,700      Centex Corp.                                                             7,169
  330,450      D.R. Horton, Inc.                                                        9,286
   75,600      KB Home                                                                  5,106
  113,800      Lennar Corp. "A"                                                         5,018
   34,100      M.D.C. Holdings, Inc.                                                    2,136
  135,000      Pulte Homes, Inc.                                                        5,824
   93,700      Toll Brothers, Inc.*                                                     3,665
                                                                                    ---------
                                                                                       38,204
                                                                                    ---------
               HOTELS, RESORTS, & CRUISE LINES (0.1%)
   45,500      Starwood Hotels & Resorts Worldwide, Inc.                                1,608
                                                                                    ---------
               HOUSEHOLD APPLIANCES (0.1%)
   33,500      Whirlpool Corp.                                                          2,544
                                                                                    ---------
               INDUSTRIAL CONGLOMERATES (0.3%)
   90,800      Textron, Inc.                                                            4,838
                                                                                    ---------
               INDUSTRIAL MACHINERY (0.1%)
   35,100      Dover Corp.                                                              1,450
                                                                                    ---------
               INSURANCE BROKERS (0.1%)
   75,900      Aon Corp.                                                                1,865
                                                                                    ---------
               INTEGRATED OIL & GAS (4.5%)
   63,400      Amerada Hess Corp.                                                       3,575
  561,800      ConocoPhillips                                                          37,011

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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
  665,500      Exxon Mobil Corp.                                                    $  27,146
  429,100      Marathon Oil Corp.                                                      13,937
                                                                                    ---------
                                                                                       81,669
                                                                                    ---------
               INTEGRATED TELECOMMUNICATION SERVICES (9.0%)
   26,900      Alltel Corp.                                                             1,309
1,025,000      AT&T Corp.(a)                                                           19,947
  995,400      BellSouth Corp.                                                         29,096
2,384,100      SBC Communications, Inc.                                                60,795
1,229,700      Sprint Corp. - FON Group                                                21,409
  867,700      Verizon Communications, Inc.                                            31,983
                                                                                    ---------
                                                                                      164,539
                                                                                    ---------
               INTERNET RETAIL (0.2%)
  132,800      InterActiveCorp*                                                         4,303
                                                                                    ---------
               INTERNET SOFTWARE & SERVICES (0.1%)
   47,600      DoubleClick, Inc.*                                                         573
   57,900      Earthlink, Inc.*                                                           545
   94,200      VeriSign, Inc.*                                                          1,647
                                                                                    ---------
                                                                                        2,765
                                                                                    ---------
               INVESTMENT BANKING & BROKERAGE (2.0%)
   36,700      A.G. Edwards, Inc.                                                       1,396
   53,000      Ameritrade Holding Corp.*                                                  840
  107,000      Bear Stearns Companies, Inc.                                             8,812
  104,800      E*Trade Group, Inc.*                                                     1,466
  122,800      Merrill Lynch & Co., Inc.                                                7,219
  295,600      Morgan Stanley                                                          17,207
                                                                                    ---------
                                                                                       36,940
                                                                                    ---------
               LEISURE PRODUCTS (0.5%)
  120,400      Brunswick Corp.                                                          4,196
  215,800      Callaway Golf Co.                                                        3,865
   70,600      Hasbro, Inc.                                                             1,394
                                                                                    ---------
                                                                                        9,455
                                                                                    ---------
               LIFE & HEALTH INSURANCE (1.8%)
   55,600      AmerUs Group Co.(a)                                                      2,038
  179,800      Lincoln National Corp.                                                   7,938
   77,900      Nationwide Financial Services, Inc. "A"                                  2,793

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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
  120,900      Protective Life Corp.                                                $   4,280
  165,200      Torchmark, Inc.                                                          7,837
  569,100      UnumProvident Corp.                                                      8,895
                                                                                    ---------
                                                                                       33,781
                                                                                    ---------
               MANAGED HEALTH CARE (1.0%)
   43,400      Aetna, Inc.                                                              3,038
  185,000      CIGNA Corp.                                                             11,474
  101,100      Health Net, Inc.*                                                        3,366
                                                                                    ---------
                                                                                       17,878
                                                                                    ---------
               METAL & GLASS CONTAINERS (0.2%)
  277,000      Owens-Illinois, Inc.*                                                    3,097
                                                                                    ---------
               MOVIES & ENTERTAINMENT (1.6%)
1,684,900      Time Warner, Inc.*                                                      29,604
                                                                                    ---------
               MULTI-LINE INSURANCE (1.8%)
  140,300      Allmerica Financial Corp.*                                               4,865
   48,100      American Financial Group, Inc.                                           1,377
  205,800      Hartford Financial Services Group                                       13,241
  264,500      Loews Corp.                                                             14,193
                                                                                    ---------
                                                                                       33,676
                                                                                    ---------
               MULTI-UTILITIES & UNREGULATED POWER (2.8%)
  611,400      AES Corp.*                                                               5,967
   79,000      Constellation Energy Group, Inc.                                         3,178
  697,600      Duke Energy Corp.                                                       15,159
1,282,800      El Paso Corp.                                                           10,904
   18,500      Energen Corp.                                                              796
   81,200      Oneok, Inc.                                                              1,842
  178,200      Public Service Enterprise Group, Inc.                                    8,097
   67,200      Questar Corp.                                                            2,361
   46,000      Weststar Energy, Inc.                                                      901
  180,200      Williams Companies Inc.                                                  1,827
                                                                                    ---------
                                                                                       51,032
                                                                                    ---------
               OFFICE ELECTRONICS (0.4%)
  467,400      Xerox Corp.*(a)                                                          6,843
                                                                                    ---------

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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               OFFICE SERVICES & SUPPLIES (0.2%)
  107,200      IKON Office Solutions, Inc.                                          $   1,277
  162,500      Steelcase, Inc.                                                          2,215
                                                                                    ---------
                                                                                        3,492
                                                                                    ---------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
  269,500      Chesapeake Energy Corp.                                                  3,358
   50,900      Kerr-McGee Corp.                                                         2,480
                                                                                    ---------
                                                                                        5,838
                                                                                    ---------
               OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.8%)
  196,000      Ashland, Inc.                                                            9,077
   90,000      Valero Energy Corp.                                                      4,763
                                                                                    ---------
                                                                                       13,840
                                                                                    ---------
               OTHER DIVERSIFIED FINANCIAL SERVICES (3.0%)
1,122,800      Citigroup, Inc.                                                         55,556
                                                                                    ---------
               PACKAGED FOODS & MEAT (0.5%)
   38,100      Lancaster Colony Corp.                                                   1,631
  201,300      Sara Lee Corp.                                                           4,292
  211,400      Tyson Foods, Inc. "A"                                                    3,251
                                                                                    ---------
                                                                                        9,174
                                                                                    ---------
               PAPER PRODUCTS (0.2%)
  101,700      Georgia Pacific Corp.                                                    2,858
                                                                                    ---------
               PHARMACEUTICALS (7.0%)
  667,400      Bristol-Myers Squibb Co.                                                18,721
  703,600      Merck & Co., Inc.                                                       33,491
1,554,500      Pfizer, Inc.                                                            56,941
1,027,400      Schering-Plough Corp.                                                   18,021
   37,100      Valeant Pharmaceuticals International                                      871
                                                                                    ---------
                                                                                      128,045
                                                                                    ---------
               PHOTOGRAPHIC PRODUCTS (0.8%)
  493,400      Eastman Kodak Co.(a)                                                    14,017
                                                                                    ---------
               PROPERTY & CASUALTY INSURANCE (2.1%)
   26,700      21st Century Insurance Group                                               383
  232,900      Allstate Corp.                                                          10,588
   61,700      Commerce Group, Inc.                                                     2,608
  237,800      Fidelity National Financial, Inc.                                        9,800

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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
  174,300      First American Corp.                                                 $   5,239
  275,400      Old Republic International Corp.                                         7,124
  104,500      Travelers Property Casualty Corp. "A"                                    1,898
                                                                                    ---------
                                                                                       37,640
                                                                                    ---------
               PUBLISHING (0.1%)
   80,200      Reader's Digest Association, Inc.                                        1,112
                                                                                    ---------
               RAILROADS (0.4%)
  223,600      Burlington Northern Santa Fe Corp.                                       7,184
                                                                                    ---------
               REAL ESTATE INVESTMENT TRUSTS (0.9%)
  415,400      Annaly Mortgage Management, Inc.(a)                                      8,150
   10,600      Arden Realty Group, Inc.                                                   329
   53,400      Friedman, Billings, Ramsey Group, Inc.                                   1,271
   22,400      HRPT Properties Trust                                                      237
   33,700      iStar Financial, Inc.                                                    1,349
   19,700      Kimco Realty Corp.                                                         909
   11,300      Mack-Cali Realty Corp.                                                     458
   91,100      Thornburg Mortgage, Inc.                                                 2,631
   17,900      Vornado Realty Trust                                                     1,001
                                                                                    ---------
                                                                                       16,335
                                                                                    ---------
               REGIONAL BANKS (3.4%)
  121,600      AmSouth Bancorp                                                          3,003
   75,600      BB&T Corp.                                                               2,805
   84,500      Charter One Financial, Inc.                                              3,060
   56,500      Citizens Banking Corp.                                                   1,882
  128,200      Colonial Bancgroup, Inc.                                                 2,161
   69,900      Firstmerit Corp.                                                         1,815
   84,500      Greater Bay Bancorp                                                      2,300
  314,600      KeyCorp                                                                  9,781
  227,600      National City Corp.                                                      7,857
  183,600      PNC Financial Services Group, Inc.                                      10,375
   99,600      Provident Financial Group, Inc.                                          3,395
  110,100      Regions Financial Corp.                                                  4,129
   52,600      Silicon Valley Bancshares*                                               1,819
   60,900      SunTrust Banks, Inc.                                                     4,407
   34,200      Synovus Financial Corp.                                                    858
   62,800      Union Planters Corp.                                                     1,901
                                                                                    ---------
                                                                                       61,548
                                                                                    ---------

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                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               RESTAURANTS (0.6%)
   55,900      Applebee's International, Inc.                                       $   2,131
  336,800      McDonald's Corp.                                                         8,669
                                                                                    ---------
                                                                                       10,800
                                                                                    ---------
               SEMICONDUCTORS (0.6%)
  100,400      Advanced Micro Devices, Inc.*                                            1,492
   88,100      Cypress Semiconductor Corp.*                                             1,868
   63,400      Fairchild Semiconductor International, Inc. "A"*                         1,553
   31,200      International Rectifier Corp.*                                           1,579
   40,700      Intersil Corp. "A"                                                       1,068
   11,400      National Semiconductor Corp.*                                              438
  108,600      Texas Instruments, Inc.                                                  3,405
                                                                                    ---------
                                                                                       11,403
                                                                                    ---------
               SOFT DRINKS (0.2%)
  211,700      PepsiAmericas, Inc.                                                      3,637
                                                                                    ---------
               SPECIALIZED FINANCE (0.2%)
   33,000      CIT Group, Inc.                                                          1,251
   93,800      GATX Corp.                                                               2,120
                                                                                    ---------
                                                                                        3,371
                                                                                    ---------
               SPECIALTY STORES (0.2%)
   89,700      Blockbuster, Inc. "A"                                                    1,679
  120,700      Toys 'R' Us, Inc.*                                                       1,704
                                                                                    ---------
                                                                                        3,383
                                                                                    ---------
               STEEL (0.6%)
  181,300      Allegheny Technologies, Inc.                                             1,704
  259,100      United States Steel Corp.                                                8,823
                                                                                    ---------
                                                                                       10,527
                                                                                    ---------
               SYSTEMS SOFTWARE (1.4%)
  623,700      Computer Associates International, Inc.                                 16,304
  680,700      Oracle Corp.*                                                            9,400
                                                                                    ---------
                                                                                       25,704
                                                                                    ---------
               TECHNOLOGY DISTRIBUTORS (0.2%)
   75,100      Arrow Electronics, Inc.*                                                 2,010
   38,800      Avnet, Inc.*                                                             1,052
                                                                                    ---------
                                                                                        3,062
                                                                                    ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE (6.0%)
    94,000     Astoria Financial Corp.                                            $     3,710
   116,533     Countrywide Financial Corp.                                              9,736
    42,000     Downey Financial Corp.                                                   2,160
   464,400     Fannie Mae                                                              35,805
    73,700     Flagstar Bancorp, Inc.(a)                                                1,708
   209,400     Freddie Mac                                                             13,071
   102,450     Greenpoint Financial Corp.                                               4,055
    72,600     Indymac Bancorp, Inc.                                                    2,261
    88,400     MGIC Investment Corp.                                                    6,094
    33,000     New York Community Bancorp, Inc.                                         1,361
   108,300     PMI Group, Inc.                                                          4,183
    76,900     Radian Group, Inc.                                                       3,581
    23,100     Sovereign Bancorp, Inc.                                                    522
    42,800     Washington Federal, Inc.                                                 1,199
   472,800     Washington Mutual, Inc.                                                 20,945
                                                                                  -----------
                                                                                      110,391
                                                                                  -----------
               TIRES & RUBBER (0.3%)
    79,200     Cooper Tire & Rubber Co.                                                 1,605
   338,300     Goodyear Tire & Rubber Co.*                                              3,214
                                                                                  -----------
                                                                                        4,819
                                                                                  -----------
               TOBACCO (4.2%)
   955,900     Altria Group, Inc.                                                      53,138
   328,900     R.J. Reynolds Tobacco Holdings, Inc.(a)                                 19,425
    99,300     UST, Inc.                                                                3,546
                                                                                  -----------
                                                                                       76,109
                                                                                  -----------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   571,600     AT&T Wireless Services, Inc.*                                            6,316
                                                                                  -----------
               Total common stocks and rights (cost: $1,543,816)                    1,826,358
                                                                                  -----------
               MONEY MARKET INSTRUMENTS (7.1%)

               MONEY MARKET FUNDS (2.7%)
   704,498     AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.99%(b,c)          705
 8,133,047     Merrill Lynch Premier Institutional Fund, 1.03%(b,c)                     8,133
     2,208     SSgA Money Market Fund, 0.72%(b)                                             2
39,802,874     SSgA Prime Money Market Fund, 0.91%(b)                                  39,803
                                                                                  -----------
                                                                                       48,643
                                                                                  -----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                 MARKET
   AMOUNT                                                                                  VALUE
    (000)      SECURITY                                                                    (000)
------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS (3.3%)
$  26,000      Banc One Capital Markets, Inc., 1.03%, acquired on
                1/30/2004 and due 2/02/2004 at $26,000
                (collateralized by $24,495 of Freddie Mac Discount Notes, 1.03%(e),
                due 4/27/2004 and $2,021 of Fannie Mae Mortgage Pass-Through
                Securities, 5.00%, due 4/25/2016; market value of $26,523)(c,d)       $   26,000
    1,500      CS First Boston Corp., 1.01%, acquired on 1/30/2004 and
                due 2/02/2004 at $1,500 (collateralized by
                $1,540 of Freddie Mac Discount Notes, 1.06%(e),
                due 7/28/2004; market value of $1,532)(c,d)                                1,500
   17,000      Lehman Brothers, Inc., 1.02%, acquired on 1/30/2004
                and due 2/02/2004 at $17,000 (collateralized by
                $19,510 of Fannie Mae Discount Notes, 3.18%(e),
                due 10/05/2007; market value of $17,343)(c,d)                             17,000
   16,000      Morgan Stanley & Co., Inc., 1.01%, acquired on 1/30/2004
                and due 2/02/2004 at $16,000 (collateralized by $15,650 of
                Fannie Mae Notes, 3.25% - 7.04%, due 7/29/2005 - 6/30/2014 and
                $815 of Fannie Mae Bonds, 5.38%, due 5/30/2023;
                market value of $16,482)(c,d)                                             16,000
                                                                                      ----------
                                                                                          60,500
                                                                                      ----------
               OTHER (1.1%)
   20,001      Federal National Mortgage Association Note, 1.02%
                4/29/2004(c)                                                              20,000
                                                                                      ----------
               Total money market instruments (cost: $129,143)                           129,143
                                                                                      ----------
               TOTAL INVESTMENTS (COST: $1,672,959)                                   $1,955,501
                                                                                      ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2004.

         (b) Rate represents the money market fund annualized seven-day yield at January 31, 2004.

         (c) Investment was purchased with the cash collateral proceeds received from securities loaned.

         (d) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (f) Represents less than 0.1% of net assets.

         *   Non-income-producing security for the 12 months preceding
             January 31, 2004. As of January 31, 2004, 86.4% of the Fund's net assets were invested in dividend-paying stocks.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $84,917) (identified cost of $1,672,959)                $1,955,501
   Cash                                                                         454
   Receivables:
      Capital shares sold                                                       740
      Dividends and interest                                                  3,363
      Securities sold                                                        29,425
      Other                                                                      30
                                                                         ----------
           Total assets                                                   1,989,513
                                                                         ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                       89,338
      Securities purchased                                                   68,807
      Capital shares redeemed                                                   798
      Dividends payable on capital shares                                        23
   Accrued management fees                                                      660
   Accrued transfer agent's fees                                                  9
   Other accrued expenses and payables                                           53
                                                                         ----------
           Total liabilities                                                159,688
                                                                         ----------
                Net assets applicable to capital shares outstanding      $1,829,825
                                                                         ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                       $1,627,961
   Accumulated undistributed net investment income                            1,981
   Accumulated net realized loss on investments                             (82,659)
   Net unrealized appreciation of investments                               282,542
                                                                         ----------
                Net assets applicable to capital shares outstanding      $1,829,825
                                                                         ==========
   Capital shares outstanding                                               117,017
                                                                         ==========
   Authorized shares of $.01 par value                                      250,000
                                                                         ==========
   Net asset value, redemption price, and offering price per share      $     15.64
                                                                         ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $13)                   $ 20,585
   Interest                                                                203
   Securities lending                                                      157
                                                                      --------
      Total income                                                      20,945
                                                                      --------
EXPENSES
   Management fees                                                       3,812
   Administrative and servicing fees                                     1,243
   Transfer agent's fees                                                 1,146
   Custodian's fees                                                        171
   Postage                                                                  92
   Shareholder reporting fees                                               87
   Directors' fees                                                           3
   Registration fees                                                        19
   Professional fees                                                        43
   Other                                                                    10
                                                                      --------
      Total expenses                                                     6,626
   Expenses paid indirectly                                                 (1)
                                                                      --------
      Net expenses                                                       6,625
                                                                      --------
NET INVESTMENT INCOME                                                   14,320
                                                                      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                       37,637
      Foreign currency transactions                                        (12)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                      253,037
      Foreign currency translations                                          1
                                                                      --------
            Net realized and unrealized gain                           290,663
                                                                      --------
Increase in net assets resulting from operations                      $304,983
                                                                      ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED),
AND YEAR ENDED JULY 31, 2003

                                                                               1/31/2004         7/31/2003
                                                                              ----------------------------
FROM OPERATIONS
   Net investment income                                                      $   14,320       $    30,540
   Net realized gain (loss) on investments                                        37,637          (114,196)
   Net realized gain (loss) on foreign currency transactions                         (12)               11
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                253,037            96,321
      Foreign currency translations                                                    1                (1)
                                                                              ----------------------------
      Increase in net assets resulting from operations                           304,983            12,675
                                                                              ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                         (14,828)          (29,934)
   Net realized gains                                                                  -          (109,136)
                                                                              ----------------------------
      Distributions to shareholders                                              (14,828)         (139,070)
                                                                              ----------------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                     100,305           149,464
   Shares issued for dividends reinvested                                         13,494           127,965
   Cost of shares redeemed                                                       (94,830)         (205,793)
                                                                              ----------------------------
      Increase in net assets from capital share transactions                      18,969            71,636
                                                                              ----------------------------
Net increase (decrease) in net assets                                            309,124           (54,759)

NET ASSETS
   Beginning of period                                                         1,520,701         1,575,460
                                                                              ----------------------------
   End of period                                                              $1,829,825       $ 1,520,701
                                                                              ============================
Accumulated undistributed net investment income:
   End of period                                                              $    1,981       $     2,489
                                                                              ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                      6,961           11,578
   Shares issued for dividends reinvested                                             947           10,191
   Shares redeemed                                                                 (6,657)         (16,195)
                                                                              ----------------------------
      Increase in shares outstanding                                                1,251            5,574
                                                                              ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Income Stock Fund (the Fund). The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 3. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                    their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date; interest income is recorded on the accrual basis. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                 maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2004, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                 on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended January 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $1,000.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

         rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended January 31, 2004, the Fund paid CAPCO facility fees of $3,000. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2004, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had capital loss carryovers of $76,873,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2004, were $472,681,000 and $409,893,000, respectively.

         The cost of securities at January 31, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2004, were $295,249,000 and $12,707,000, respectively, resulting in net unrealized depreciation of $282,542,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2004, the Fund did not have any open currency contracts.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2004, the Fund loaned securities having a fair market value of approximately $84,917,000 and received cash collateral of $89,338,000 for the loans. The cash collateral was invested in money market instruments, as noted in the Fund's portfolio of investments.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Equity Income Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the six-month period ended January 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $3,812,000, which is net of a performance adjustment of $(331,000).

              B. SUBADVISORY ARRANGEMENT - The Manager has entered into an investment subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC (GMO), under which GMO directs the investment and reinvestment of the Fund's assets (as allocated

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           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

                 from time to time by the Manager). The Manager (not the Fund) pays GMO a subadvisory fee.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,243,000.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,146,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

38

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           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2004 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                           SIX-MONTH
                                          PERIOD ENDED
                                           JANUARY 30,                       YEAR ENDED MAY 31,
                                        --------------------------------------------------------------------------------
                                              2004            2003          2002          2001          2000        1999
                                        --------------------------------------------------------------------------------
Net asset value at beginning of period  $    13.14      $    14.30    $    18.44     $   17.63     $   20.69  $    19.65
                                        --------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                       .12             .27           .36           .48           .56         .60
   Net realized and unrealized
      gain (loss)                             2.51            (.17)        (3.57)         1.33         (1.38)       1.75
                                        --------------------------------------------------------------------------------
Total from investment operations              2.63             .10         (3.21)         1.81          (.82)       2.35
                                        --------------------------------------------------------------------------------
Less distributions:
   From net investment income                 (.13)           (.26)         (.37)         (.49)         (.58)       (.58)
   From realized capital gains                   -           (1.00)         (.56)         (.51)        (1.66)       (.73)
                                        --------------------------------------------------------------------------------
Total distributions                           (.13)          (1.26)         (.93)        (1.00)        (2.24)      (1.31)
                                        --------------------------------------------------------------------------------
Net asset value at
   end of period                        $    15.64      $    13.14    $    14.30    $    18.44    $    17.63  $    20.69
                                        ================================================================================
Total return (%)*                            20.10            1.28        (17.97)        10.57         (3.85)      13.05
Net assets at end
   of period (000)                      $1,829,825      $1,520,701    $1,575,460    $1,978,886    $1,882,665  $2,484,296
Ratio of expenses to
   average net assets (%)**                    .80(a,b)        .81(b)        .82(b)        .67(b)        .67         .65
Ratio of net investment income
   to average net assets (%)**                1.73(a)         2.10          2.14          2.57          2.97        3.06
Portfolio turnover (%)                       25.54          141.55         93.98         17.65         13.34       34.20

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended January 31, 2004, average net assets were $1,649,294,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                                 -            (.01)%           -             -           N/A         N/A

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

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23422-0304                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.